Lines of Credit Payable (Lines of Credit Payable [Member])	12 Months Ended
Dec. 31, 2014
Lines of Credit Payable [Member]
Line Of Credit Payable [Text Block]
Note 6 — Lines of Credit Payable

Lines of Credit Payable consisted of the following:

	December 31,	December 31,
	2014	2013
Due to Casino Operators	$32,392,020	$42,670,573

Due to Casino Operators represents an advance of non-negotiable chips to Sang Heng, Sang Lung, King's Gaming and Bao Li Gaming and are interest free and renewable monthly and an advance of commission income.

The Casino Operators have extended lines of credit totaling approximately $59,324,000 and $59,325,000 as of December 31, 2014 and 2013, respectively.  The lines of credit may be exceeded from time to time at the discretion of the Casino Operators.  The lines of credit for Sang Heng, Sang Lung and King’s Gaming are guaranteed by Mr. Lam or Mr. Vong and are secured by their personal checks and a deposit paid by Mr. Lam.  The line of credit for Bao Li Gaming is guaranteed by Mr. Lou and is secured by his personal check.